CONSOLIDATED STATEMENTS OF INCOME ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ILS (₪) ₪ / shares	Dec. 31, 2019 ILS (₪) ₪ / shares		Dec. 31, 2018 ILS (₪) ₪ / shares [1]
Statement Line Items [Line Items]
Revenues, net		₪ 3,189	₪ 3,234		₪ 3,259
Cost of revenues		2,664	2,707		2,700
Gross profit		525	527		559
Selling and marketing expenses		291	301		293
General and administrative expenses		145	149		148
Credit losses		23	18		30
Other income, net		30	28		28
Operating profit		96	87		116
Finance income		8	7		2
Finance expenses		77	75		55
Finance costs, net		69	68		53
Profit before income tax		27	19		63
Income tax expenses		10		[2]	7
Profit for the year		17	19		56
Attributable to:
Owners of the Company		17	19		57
Non-controlling interests				[3]	(1)
Profit for the year		₪ 17	₪ 19		₪ 56
Earnings per share
Basic | ₪ / shares		₪ 0.09	₪ 0.12		₪ 0.34
Diluted | ₪ / shares		₪ 0.09	₪ 0.12		₪ 0.34
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Revenues, net | $	$ 992
Cost of revenues | $	829
Gross profit | $	163
Selling and marketing expenses | $	90
General and administrative expenses | $	45
Credit losses | $	7
Other income, net | $	9
Operating profit | $	30
Finance income | $	2
Finance expenses | $	24
Finance costs, net | $	22
Profit before income tax | $	8
Income tax expenses | $	3
Profit for the year | $	5
Attributable to:
Owners of the Company | $	5
Profit for the year | $	$ 5
Earnings per share
Basic | $ / shares	$ 0.03
Diluted | $ / shares	$ 0.03

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Representing an amount of less than NIS 1 million.
[3]	Representing an amount of less than 1 million.